U.S. Diversified Real Estate ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Asset Management & Custody Banks - 0.5%
DigitalBridge Group, Inc.	19,744	$218,369

Data Center REITs - 8.0%
Digital Realty Trust, Inc.	9,339	1,601,825
Equinix, Inc.	1,902	1,690,536
		3,292,361

Diversified REITs - 3.0%
Alexander & Baldwin, Inc.	4,157	74,452
Armada Hoffler Properties, Inc.	70,226	488,773
Broadstone Net Lease, Inc.	2,732	43,466
Essential Properties Realty Trust, Inc.	1,371	44,558
WP Carey, Inc.	9,309	584,232
		1,235,481

Health Care Facilities - 0.3%
National HealthCare Corporation	1,192	124,135

Health Care REITs - 10.3%
Alexandria Real Estate Equities, Inc.	12,952	909,101
American Healthcare REIT, Inc.	5,763	201,359
CareTrust REIT, Inc.	5,682	163,414
Community Healthcare Trust, Inc.	2,145	35,049
Healthcare Realty Trust, Inc.	2,587	37,512
Healthpeak Properties, Inc.	16,806	292,592
LTC Properties, Inc.	3,778	133,703
National Health Investors, Inc.	2,178	157,927
Omega Healthcare Investors, Inc.	7,112	263,144
Sabra Health Care REIT, Inc.	9,031	157,862
Sila Realty Trust, Inc.	5,155	128,463
Ventas, Inc.	8,371	538,088
Welltower, Inc.	7,975	1,230,383
		4,248,597

Hotel & Resort REITs - 2.0%
Apple Hospitality REIT, Inc.	10,767	124,790
DiamondRock Hospitality Company	12,099	92,436
Host Hotels & Resorts, Inc.	15,944	246,973
Ryman Hospitality Properties, Inc.	1,972	191,501
Sunstone Hotel Investors, Inc.	13,023	116,686
Xenia Hotels & Resorts, Inc.	2,910	35,589
		807,975

Hotels, Resorts & Cruise Lines - 5.1%
Choice Hotels International, Inc.	1,322	167,471
Hilton Worldwide Holdings, Inc.	2,833	703,831
Hyatt Hotels Corporation - Class A	1,724	227,620
Marriott International, Inc. - Class A	3,135	827,107
Wyndham Hotels & Resorts, Inc.	2,012	166,553
		2,092,582

Industrial REITs - 14.0%
Americold Realty Trust, Inc.	33,175	549,710
EastGroup Properties, Inc.	4,044	685,660
First Industrial Realty Trust, Inc.	9,305	459,946
Innovative Industrial Properties, Inc.	9,686	534,861
LXP Industrial Trust	7,861	67,447
Prologis, Inc.	14,484	1,572,963
Rexford Industrial Realty, Inc.	1,067	37,601
STAG Industrial, Inc.	24,522	872,493
Terreno Realty Corporation	16,201	914,060
		5,694,741

Multi-Family Residential REITs - 17.3%
AvalonBay Communities, Inc.	7,837	1,620,455
Camden Property Trust	5,999	704,823
Centerspace	712	45,390
Elme Communities	2,902	46,606
Equity Residential	18,642	1,307,550
Essex Property Trust, Inc.	3,126	887,471
Independence Realty Trust, Inc.	38,645	718,411
Mid-America Apartment Communities, Inc.	5,466	856,249
UDR, Inc.	21,625	895,924
		7,082,879

Office REITs - 13.9%
BXP, Inc.	6,663	448,620
COPT Defense Properties	23,114	634,479
Cousins Properties, Inc.	20,555	576,979
Douglas Emmett, Inc.	16,685	237,428
Easterly Government Properties, Inc.	48,061	1,044,365
Empire State Realty Trust, Inc. - Class A	32,544	249,287
Highwoods Properties, Inc.	29,088	863,914
JBG SMITH Properties	2,923	49,983
Kilroy Realty Corporation	26,057	839,035
SL Green Realty Corporation	3,527	200,228
Vornado Realty Trust	14,734	555,030
		5,699,348

Other Specialized REITs - 3.9%
Four Corners Property Trust, Inc.	58,672	1,619,934

Retail REITs - 13.3%
Acadia Realty Trust	19,738	380,154
Agree Realty Corporation	3,717	279,890
Brixmor Property Group, Inc.	14,862	377,643
Federal Realty Investment Trust	5,121	488,953
Getty Realty Corporation	8,341	244,058
InvenTrust Properties Corporation	4,864	136,630
Kimco Realty Corporation	19,576	416,186
Kite Realty Group Trust	13,171	291,343
Macerich Company	2,116	34,237
NETSTREIT Corporation	10,045	161,725
NNN REIT, Inc.	1,094	45,685
Phillips Edison & Company, Inc.	8,716	309,069
Realty Income Corporation	4,431	250,883
Regency Centers Corporation	7,519	542,496
Saul Centers, Inc.	1,183	39,843
Simon Property Group, Inc.	5,943	969,125
Tanger, Inc.	8,770	261,346
Urban Edge Properties	12,837	233,120
		5,462,386

Self-Storage REITs - 2.1%
CubeSmart	3,433	146,795
Extra Space Storage, Inc.	1,950	294,743
National Storage Affiliates Trust	1,166	40,110
Public Storage	1,289	397,540
		879,188

Single-Family Residential REITs - 5.8%
American Homes 4 Rent - Class A	29,499	1,116,538
Equity LifeStyle Properties, Inc.	4,933	313,591
Invitation Homes, Inc.	13,072	440,526
Sun Communities, Inc.	3,389	418,338
UMH Properties, Inc.	6,661	111,838
		2,400,831
TOTAL COMMON STOCKS (Cost $43,012,242)		40,858,807

TOTAL INVESTMENTS - 99.5% (Cost $43,012,242)		40,858,807
Other Assets in Excess of Liabilities - 0.5%		210,824
TOTAL NET ASSETS - 100.0%		$41,069,631
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

U.S. Diversified Real Estate ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$40,858,807	$–	$–	$40,858,807
Total Investments	$40,858,807	$–	$–	$40,858,807

Refer to the Schedule of Investments for further disaggregation of investment categories.